Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio.

Loans	Dec. 31,
(in millions)	2025	2024
Commercial	$1,748	$1,420
Commercial real estate	6,710	6,782
Financial institutions	13,309	13,167
Wealth management loans	9,520	8,698
Wealth management mortgages	8,586	8,950
Other residential mortgages	1,820	1,068
Capital call financing	5,336	5,163
Other (a)	4,533	3,666
Overdrafts	2,800	3,519
Margin loans	26,253	19,137
Total loans (b)	$80,615	$71,570
(a)    Beginning in 2025, lease financings are included in Other. Prior period has been conformed to current presentation.
(b)    Net of unearned income of $86 million at Dec. 31, 2025 and $230 million at Dec. 31, 2024, primarily related to other loans.

Summary of Transactions in the Allowance for Credit Losses
Activity in the allowance for credit losses on loans and lending-related commitments is presented below. This does not include activity in the allowance for credit losses related to other financial instruments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold and securities purchased under resale agreements, held-to-maturity securities, available-for-sale securities and accounts receivable.

Allowance for credit losses activity for the year ended Dec. 31, 2025 (a)				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$20	$315	$19	$1	$6	$2	$3	$366
Charge-offs	—	(25)	—	—	—	—	—	(25)
Recoveries	—	6	—	—	—	3	—	9
Net recoveries (charge-offs)	—	(19)	—	—	—	3	—	(16)
Provision (b)	(10)	(34)	6	4	1	(3)	5	(31)
Ending balance	$10	$262	$25	$5	$7	$2	$8	$319
Allowance for:
Loan losses	$2	$214	$11	$4	$6	$2	$6	$245
Lending-related commitments	8	48	14	1	1	—	2	74
Individually evaluated for impairment:
Loan balance (c)	$—	$148	$—	$—	$8	$1	$—	$157
Allowance for loan losses	—	30	—	—	—	—	—	30
(a)    There was no activity in the other loan portfolios.
(b)    Does not include provision for credit losses benefit related to other financial instruments of $1 million for the year ended Dec. 31, 2025.
(c)    Includes collateral dependent loans of $157 million with $158 million of collateral value.

Allowance for credit losses activity for the year ended Dec. 31, 2024				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$27	$325	$19	$1	$9	$4	$4	$1	$390
Charge-offs	—	(82)	—	—	(1)	(1)	—	—	(84)
Recoveries	—	—	—	—	—	1	—	—	1
Net (charge-offs)	—	(82)	—	—	(1)	—	—	—	(83)
Provision (a)	(7)	72	—	—	(2)	(2)	(1)	(1)	59
Ending balance	$20	$315	$19	$1	$6	$2	$3	$—	$366
Allowance for:
Loan losses	$7	$265	$11	$1	$6	$2	$2	$—	$294
Lending-related commitments	13	50	8	—	—	—	1	—	72
Individually evaluated for impairment:
Loan balance (b)	$—	$237	$—	$—	$9	$1	$—	$—	$247
Allowance for loan losses	—	49	—	—	—	—	—	—	49
(a)    Does not include provision for credit losses related to other financial instruments of $11 million for the year ended Dec. 31, 2024.
(b)    Includes collateral dependent loans of $247 million with $258 million of collateral value.

Allowance for credit losses activity for the year ended Dec. 31, 2023				Wealth management loans	Wealth management mortgages	Other residential mortgages	Capital call financing	Other	Total
(in millions)	Commercial	Commercial real estate	Financial institutions
Beginning balance	$18	$184	$24	$1	$12	$8	$6	$1	$254
Charge-offs	—	—	—	—	—	(3)	—	—	(3)
Recoveries	1	—	—	—	—	2	—	5	8
Net recoveries (charge-offs)	1	—	—	—	—	(1)	—	5	5
Provision (a)	8	141	(5)	—	(3)	(3)	(2)	(5)	131
Ending balance	$27	$325	$19	$1	$9	$4	$4	$1	$390
Allowance for:
Loan losses	$12	$266	$9	$1	$8	$4	$2	$1	$303
Lending-related commitments	15	59	10	—	1	—	2	—	87
Individually evaluated for impairment:
Loan balance (b)	$—	$290	$—	$—	$12	$1	$—	$—	$303
Allowance for loan losses	—	76	—	—	—	—	—	—	76
(a)    Does not include provision for credit losses benefit related to other financial instruments of $12 million for the year ended Dec. 31, 2023.
(b)    Includes collateral dependent loans of $303 million with $348 million of collateral at fair value.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets	Dec. 31, 2025			Dec. 31, 2024
	Recorded investment			Recorded investment
	With an allowance	Without an allowance		With an allowance	Without an allowance
(in millions)			Total			Total
Nonperforming loans:
Commercial real estate	$106	$—	$106	$104	$39	$143
Other residential mortgages	16	1	17	18	1	19
Wealth management mortgages	9	8	17	6	9	15
Total nonperforming loans	131	9	140	128	49	177
Other assets owned	—	3	3	—	2	2
Total nonperforming assets	$131	$12	$143	$128	$51	$179

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2025				Dec. 31, 2024
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management loans	$63	$8	$—	$71	$47	$—	$—	$47
Wealth management mortgages	49	2	—	51	34	2	—	36
Other residential mortgages	23	4	—	27	7	1	—	8
Commercial real estate	7	3	—	10	15	—	—	15
Total past due loans	$142	$17	$—	$159	$103	$3	$—	$106

Credit Profile of Loan Portfolio by Origination
The tables below provide information about the credit profile of the loan portfolio by the period of origination.

Credit profile of the loan portfolio							Dec. 31, 2025
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2025	2024	2023	2022	2021	Prior to 2021			Total (a)
Commercial:
Investment grade	$55	$55	$45	$16	$49	$104	$1,357	$—	$1,681
Non-investment grade	—	11	—	—	—	—	56	—	67
Total commercial	55	66	45	16	49	104	1,413	—	1,748	$1
Commercial real estate: (b)
Investment grade	989	412	499	617	343	1,280	156	—	4,296
Non-investment grade	262	287	166	707	219	720	53	—	2,414
Total commercial real estate	1,251	699	665	1,324	562	2,000	209	—	6,710	25
Financial institutions:
Investment grade	686	373	75	10	24	—	10,552	—	11,720
Non-investment grade	119	—	—	—	—	—	1,470	—	1,589
Total financial institutions	805	373	75	10	24	—	12,022	—	13,309	112
Wealth management loans:
Investment grade	14	—	28	27	52	93	9,003	175	9,392
Non-investment grade	—	—	—	—	—	—	128	—	128
Total wealth management loans	14	—	28	27	52	93	9,131	175	9,520	49
Wealth management mortgages (b)	633	270	647	1,486	1,724	3,812	14	—	8,586	24
Other residential mortgages (b)	416	324	242	492	171	175	—	—	1,820	6
Capital call financing	230	130	—	—	—	—	4,976	—	5,336	24
Other loans	—	—	—	—	7	85	4,441	—	4,533	8
Margin loans	12,457	—	—	—	—	—	13,796	—	26,253	37
Total loans	$15,861	$1,862	$1,702	$3,355	$2,589	$6,269	$46,002	$175	$77,815	$286
(a)    Excludes overdrafts of $2,800 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to commercial real estate loans were $25 million, wealth management mortgage loans were $1 million and other residential mortgage loans were less than $1 million in 2025.

Credit profile of the loan portfolio							Dec. 31, 2024
							Revolving loans
	Originated, at amortized cost						Amortized cost	Converted to term loans – Amortized cost		Accrued interest receivable
(in millions)	2024	2023	2022	2021	2020	Prior to 2020			Total (a)
Commercial:
Investment grade	$41	$69	$20	$55	$—	$116	$1,010	$—	$1,311
Non-investment grade	14	29	—	17	—	—	49	—	109
Total commercial	55	98	20	72	—	116	1,059	—	1,420	$2
Commercial real estate: (b)
Investment grade	396	567	762	392	460	1,384	126	—	4,087
Non-investment grade	335	315	751	351	214	617	94	18	2,695
Total commercial real estate	731	882	1,513	743	674	2,001	220	18	6,782	28
Financial institutions:
Investment grade	491	370	20	26	42	—	10,363	—	11,312
Non-investment grade	131	—	10	—	—	—	1,714	—	1,855
Total financial institutions	622	370	30	26	42	—	12,077	—	13,167	157
Wealth management loans:
Investment grade	3	29	33	110	33	109	8,261	100	8,678
Non-investment grade	—	—	—	—	—	—	20	—	20
Total wealth management loans	3	29	33	110	33	109	8,281	100	8,698	50
Wealth management mortgages (b)	495	798	1,585	1,812	818	3,423	19	—	8,950	23
Other residential mortgages (b)	15	148	529	184	5	187	—	—	1,068	4
Capital call financing	91	—	—	—	—	—	5,072	—	5,163	28
Other loans	—	—	—	10	31	562	3,063	—	3,666	6
Margin loans	7,732	—	—	—	—	—	11,405	—	19,137	38
Total loans	$9,744	$2,325	$3,710	$2,957	$1,603	$6,398	$41,196	$118	$68,051	$336
(a)    Excludes overdrafts of $3,519 million. Overdrafts occur on a daily basis primarily in the custody and securities clearance business and are generally repaid within two business days.
(b)    The gross write-offs related to commercial real estate loans were $82 million, other residential mortgage loans were $1 million and wealth management mortgage loans were less than $1 million in 2024.